October 18, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bridge Builder Trust (File Nos. 333-187194 and 811-22811)

Ladies and Gentlemen:

On behalf of our client, Bridge Builder Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Bridge Builder Large Cap Growth Fund (the “Fund”), a series of the Trust, scheduled to be held on Friday, December 6, 2024.

The Special Meeting is being called for the purpose of approving a change in the Fund’s classification under the 1940 Act from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy.

Please contact the undersigned at 215.963.5598 with your questions or comments.

Sincerely,

/s/ Sean Graber
Sean Graber

Morgan, Lewis & Bockius LLP
2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001